CONSOLIDATED AND COMBINED BALANCE SHEETS	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 415,259	$ 359,043
Accounts receivable, net	1,568,115	1,947,996
Inventories, net	2,803,661	2,320,995
Prepaid expenses and other current assets	1,046,161	938,518
TOTAL CURRENT ASSETS	5,833,196	5,566,552
NON-CURRENT ASSETS:
Property, plant and equipment, net	2,724,399	1,459,761
Land-use rights, net	616,611	602,721
Long-term investment	666,860	633,897
Deferred initial public offering costs	541,274	0
Amount due from related parties	0	2,604,637
TOTAL NON-CURRENT ASSETS	4,549,144	5,301,016
TOTAL ASSETS	10,382,340	10,867,568
CURRENT LIABILITIES:
Short-term loans	1,739,635	3,100,583
Accounts payable	710,599	2,361,331
Contract liabilities	178,636	65,464
Accrued expenses and other payables	278,900	143,139
TOTAL CURRENT LIABILITIES	2,907,770	5,670,517
NON-CURRENT LIABILITIES:
Long-term bank loans	613,996	0
TOTAL NON-CURRENT LIABILITIES	613,996	0
TOTAL LIABILITIES	3,521,766	5,670,517
COMMITMENTS AND CONTINGENCIES (NOTE 18)
SHAREHOLDERS’ EQUITY
Additional paid-in capital	4,856,513	4,856,513
Statutory reserve	648,790	513,459
Accumulated other comprehensive losses	(121,819)	(431,541)
Retained earnings	1,460,104	254,342
TOTAL CHROMARIE SHAREHOLDERS’ EQUITY	6,844,628	5,193,813
Non-controlling interest	15,946	3,238
TOTAL SHAREHOLDERS’ EQUITY	6,860,574	5,197,051
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,382,340	10,867,568
Class A Ordinary Share
SHAREHOLDERS’ EQUITY
Common stock, value	184	184
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Common stock, value	$ 856	$ 856